HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 3,900		¥ 3,485	¥ 2,624
Utilities	507		478	404
Personnel costs	3,022		2,501	1,854
Depreciation and amortization	1,413		1,316	960
Consumable, food and beverage	969		885	793
Others	1,471		1,064	555
Total	¥ 11,282	$ 1,770	¥ 9,729	¥ 7,190